Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Apr. 30, 2013
SunAmerica Senior Floating Rate Fund | Class A
Risk/Return:
Trading Symbol	SASFX
SunAmerica Senior Floating Rate Fund | Class C
Risk/Return:
Trading Symbol	NFRCX